Material Agreements (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended									12 Months Ended
	May 06, 2019 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	May 31, 2023 USD ($)	Feb. 17, 2022 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Jul. 16, 2024 EUR (€)
Disclosure of contingent liabilities [line items]
Research and development											$ 14,320	$ 8,878	$ 7,467
Revenues net											16,959	20,222	18,686
Amount of blended funding from European innovation council | €																€ 18,276
Investment amount in property				€ 13,750											$ 14,987
Grants received		€ 1,125	$ 1,181	€ 2,500	$ 2,725
Facility investment estimate											13,100
Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
License costs														$ 165,000
Additional funding amount								$ 10,000
Accumulated funding											99,809
Research and development								110,000
NexoBrid [Member] | Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding										$ 12,000			4,368
Proceeds From Procurement								$ 65,000			16,500
Additional funding amount										$ 29,000
Revenues net											10,500
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
Revenues net											355	$ 244
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000
DOD and MTEC contracts [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding									$ 2,727
Additional funding amount					$ 2,715	$ 1,557							9,117
Proceeds From Additional Procurement							$ 937						$ 1,190
Accumulated funding											$ 18,243
Supplier [Member]
Disclosure of contingent liabilities [line items]
Terms of contract											two to three years